SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended				12 Months Ended
	Oct. 07, 2019 CAD ($) PSU RSU	Nov. 15, 2019 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 24, 2019 CAD ($) Year Options	Sep. 30, 2019 CAD ($) Year Options	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted | Share						3,589,500	2,056,648
Exercise price of options granted						$ 7.59	$ 3.90
Advance to 1812 Hemp						909,000
Borrowings						$ 49,576,000	$ 3,298,000
RSUs [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted | Share						879,635
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options granted | Options				200,000	220,000
Exercise price of options granted				$ 4.71	$ 5.05
Vesting period of options granted | Year				2	2
Estimated fair value of employee options issued				$ 532,000	$ 549,000
Advance to 1812 Hemp					$ 2,100,000
Amendment fee		$ 140,000
Events After Reporting Period [Member] | RSUs [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted | RSU	218,370
Vesting period of restricted stock units	3 years
Estimated fair value of restricted stock units issued	$ 937,000
Events After Reporting Period [Member] | PSUs [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of units granted | PSU	142,187
Estimated fair value of performance stock units issued	$ 305,000
Events After Reporting Period [Member] | BMO Term Loan credit facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds drawn from term loan credit facilities			$ 15,000,000
Borrowings			$ 65,000,000